Average Annual Total Returns - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Industrials Index ETF	Nov. 29, 2023
Fidelity MSCI Industrials Index ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(8.33%)
Past 5 years	7.30%
Since Inception	9.72%	[1]
Fidelity MSCI Industrials Index ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(8.67%)
Past 5 years	6.89%
Since Inception	9.29%	[1]
Fidelity MSCI Industrials Index ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(4.71%)
Past 5 years	5.66%
Since Inception	7.86%	[1]
IXWN1
Average Annual Return:
Past 1 year	(8.26%)
Past 5 years	7.39%
Since Inception	9.83%	[1]
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Since Inception	11.06%	[1]

[1]	AFrom October 21, 2013.